Commitments and Contincengies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future lease payments under operating leases
December 31, 2020
2021	$445,527
2022	$322,014
Total future lease payments	$767,541
Less imputed interest	$(21,999)
Total lease liabilities	$745,542
Less: current portion	$430,352
Operating lease liability, non-current	$315,190